Share Capital (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Classes of Share Capital

	December 31, 2021			December 31, 2020
	Class A	Class B	Undesignated	Undesignated
Number of shares issued and fully paid-up:
At beginning of the year	—	—	123,500,000	123,500,000
Re-designation	—	123,500,000	(123,500,000)	—
Issuance of shares	22,262,800	—	—	—

At end of the year	22,262,800	123,500,000	—	123,500,000

Number of shares authorized	50,000,000	200,000,000	250,000,000	500,000,000

Summary of Share Capital

	December 31, 2021			December 31, 2020
	Class A	Class B	Undesignated	Undesignated
	S$’000	S$’000	S$’000	S$’000
Amount of outstanding shares issued and fully-paid	3	16	—	*

*	Amount is less than S$1,000